DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	LONE OAK ACQUISITION CORP
Entity Central Index Key	0001506374
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	lokaf
Entity Common Stock, Shares Outstanding	4,468,125
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

BALANCE SHEETS (USD $)	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Current Asset - Cash and cash equivalents	$ 2,507,666		$ 6,822
Cash and cash equivalents held in trust	28,273,072		28,273,072
Total assets	30,780,738		28,279,894
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses	282,075		83,275
Notes Payable to Shareholders	102,265		0
Total current liabilities	384,340		83,275
COMMITMENTS
Ordinary shares, subject to redemption, 2,829,535 shares at redemption value	23,245,574		23,245,574
SHAREHOLDERS' EQUITY
Preferred shares, $0.001 par value Authorized 5,000,000 shares; issued and outstanding none	0		0
Ordinary shares, $0.001 par value Authorized 50,000,000 shares; issued and outstanding 1,638,590 (which excludes 2,829,535 subject to redemption) (1)	1,639	[1]	1,639	[1]
Additional paid-in capital	5,174,241		5,174,241
Accumulated earnings (deficit) during the development stage	1,974,944		(224,835)
Total shareholders'equity	7,150,824		4,951,045
Total liabilities and shareholders'equity	$ 30,780,738		$ 28,279,894

[1]	Reflects an aggregate of 123,375 ordinary shares forfeited by the Initial Shareholders on May 8, 2011 because the underwriters' over-allotment option was not exercised in full. (Note 7)

BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, subject to redemption, shares	2,829,535	2,829,535
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	1,638,590	1,638,590
Ordinary shares, issued outstanding	1,638,590	1,638,590

STATEMENTS OF OPERATIONS (USD $)	6 Months Ended		12 Months Ended				30 Months Ended
	Dec. 31, 2010		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012
Expenses
Travel and Entertainment	$ 0		$ 2,669		$ 50,106		$ 52,775
Rent Expense - Related Party	0		90,000		71,250		161,250
Insurance Expense	0		55,799		55,626		111,425
Legal Expense	0		106,131		7,617		113,748
General and Administrative Expenses	0		42,357		26,508		68,865
Formation and Operating Costs	13,728		0		0		13,728
Total Expense	13,728		296,956		211,107		521,791
Other Income (Expense)
Other Income	0		2,500,000		0		2,500,000
Interest Expense	0		(3,265)		0		(3,265)
Net Income (Loss)	$ (13,728)		$ 2,199,779		$ (211,107)		$ 1,974,944
Weighted average shares outstanding - basic and diluted(1)(2) (in shares)	1,026,625	[1],[2]	1,638,590	[1],[2]	1,501,108	[1],[2]
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.01)		$ 1.34		$ (0.14)

[1]	Reflects an aggregate of 123,375 ordinary shares forfeited by the Initial Shareholders on May 8, 2011 because the underwriters' over-allotment option was not exercised in full. (Note 7)
[2]	Excludes shares subject to possible redemption

STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)		Common Stock [Member]		Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Jun. 16, 2010
Ordinary shares issued June 17, 2010 (inception) at $0.02174 per share for cash		$ 1,027	[1]	$ 23,973	$ 0	$ 25,000
Ordinary shares issued June 17, 2010 (inception) at $0.02174 per share for cash (in shares)	[1]	1,026,625
Net Income (loss)		0	[1]	0	(13,728)	(13,728)
Balance at Dec. 31, 2010		1,027	[1]	23,973	(13,728)	11,272
Balance (in shares) at Dec. 31, 2010	[1]	1,026,625
Proceeds from private placement of insider warrants		0	[1]	2,310,000	0	2,310,000
Sale of 4,000,000 units March 24, 2011 at $8.00 per unit net of underwriters' discount and expenses ($1,433,766) (includes 3,387,999 shares subject to possible conversion		4,000	[1]	30,449,283	0	30,453,283
Sale of 4,000,000 units March 24, 2011 at $8.00 per unit net of underwriters' discount and expenses ($1,433,766) (includes 3,387,999 shares subject to possible conversion (in shares)	[1]	4,000,000
Proceeds subject to possible conversion of 3,387,999 shares		(3,388)	[1]	(27,642,684)	0	(27,646,072)
Proceeds subject to possible conversion of 3,387,999 shares (in shares)	[1]	(3,387,999)
Proceeds from issuance of Unit purchase option		0	[1]	100	0	100
Sale of 106,500 units March 30, 2011 at $8.00 per unit net of underwriters' discount and expenses ($29,820) (includes 106,536 shares subject to possible conversion		107	[1]	822,074	0	822,181
Sale of 106,500 units March 30, 2011 at $8.00 per unit net of underwriters' discount and expenses ($29,820) (includes 106,536 shares subject to possible conversion (in shares)	[1]	106,500
Proceeds subject to possible conversion of 106,536 shares		(107)	[1]	(868,012)	0	(868,119)
Proceeds subject to possible conversion of 106,536 shares (in shares)	[1]	(106,536)
Adjustment to proceeds subject to redemption (reduction in per share amount)		0	[1]	38,661	0	38,661
Adjustment to proceeds subject to possible conversion for shares repurchased under 10b5-1 plan		0	[1]	40,846	0	40,846
Net Income (loss)		0	[1]	0	(211,107)	(211,107)
Balance at Dec. 31, 2011		1,639	[1]	5,174,241	(224,835)	4,951,045
Balance (in shares) at Dec. 31, 2011	[1]	1,638,590
Net Income (loss)		0	[1]	0	2,199,779	2,199,779
Balance at Dec. 31, 2012		$ 1,639	[1]	$ 5,174,241	$ 1,974,944	$ 7,150,824
Balance (in shares) at Dec. 31, 2012	[1]	1,638,590

[1]	Reflects an aggregate of 123,375 ordinary shares forfeited by the Initial Shareholders on May 8, 2011 because the underwriters' over-allotment option was not exercised in full. (Note 7)

STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	May 08, 2011
Issue Price Per Ordinary Share	$ 0.02174
Issue Price Per Ordinary Share, Issue One		$ 8
Underwriters' Discount and Expenses, Issue One		$ (1,433,766)
Issue Price Per Ordinary Share, Issue Two		$ 8
Underwriters' Discount and Expenses, Issue Two		$ (29,820)
Ordinary Shares Forfeited By Initial Shareholders, Shares			123,375

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended	12 Months Ended		30 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOW FROM OPERATING ACTIVITIES
Net Income (loss)	$ (13,728)	$ 2,199,779	$ (211,107)	$ 1,974,944
Changes to operational assets and liabilities:
Accrued expenses	0	198,800	83,275	282,075
Net cash provided by (used in) operating activities	(13,728)	2,398,579	(127,832)	2,257,019
CASH FLOWS FROM INVESTING ACTIVITIES
Cash held in trust fund, net	0	0	(28,273,072)	(28,273,072)
Net cash used in investing activities	0	0	(28,273,072)	(28,273,072)
CASH FLOWS FROM FINANCING ACTIVITIES
Gross Proceeds of public offering	0	0	32,852,000	32,852,000
Proceeds from the private placement of insider warrants	0	0	2,310,000	2,310,000
Proceeds from sale of ordinary shares to initial shareholders	25,000	0	0	25,000
Proceeds from issuance of unit purchase option	0	0	100	100
Proceeds from notes payable to shareholders	150,000	102,265	0	252,265
Payment of notes payable to shareholders	0	0	(150,000)	(150,000)
Purchase of shares under 10b5-1 plan	0	0	(5,189,108)	(5,189,108)
Payment of offering costs	(106,594)	0	(1,469,944)	(1,576,538)
Net cash provided by financing activities	68,406	102,265	28,353,048	28,523,719
NET (DECREASE) INCREASE IN CASH and cash equivalents	54,678	2,500,844	(47,856)	2,507,666
CASH and cash equivalents, Beginning of Period	0	6,822	54,678	0
CASH and cash equivalents, Ending of Period	54,678	2,507,666	6,822	2,507,666
Supplemental schedule of non-cash financing activity:
Increase in accrual for offering costs	$ 85,440	$ 0	$ (85,440)	$ 0

Organization, Plan of Business Operations and Liquidity	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 – Organization, Plan of Business Operations and Liquidity

Lone Oak Acquisition Corporation (the ‘‘Company’’) was incorporated in the Cayman Islands on June 17, 2010 as a blank check company whose objective is to acquire, through a merger, share exchange, asset acquisition, plan of arrangement, recapitalization, reorganization or other similar business combination, one or more operating businesses, or control of such operating business, or businesses, through contractual arrangements (“Business Combination”).

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘US GAAP’’) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the ‘‘SEC’’).

On March 24, 2011, the Company completed its initial public offering (the “Offering”). All activity prior to March 24, 2011 relates to the Company’s formation and the public offering described below. All activity from March 24, 2011 through December 31, 2012 relates to the Company’s activities in seeking a Business Combination.

The Company is considered to be a development stage company and as such, the financial statements are prepared in accordance with the Accounting Standards Codification (‘‘ASC’’) Topic 915 ‘‘Development Stage Entities.’’ The Company is subject to all of the risks associated with development stage companies.

The registration statement for the Company’s Offering was declared effective on March 16, 2011. The Company consummated the Offering on March 24, 2011 and received proceeds net of transaction costs of $30,566,234 which is discussed in Note 3 (‘‘Initial Public Offering’’) and $2,310,000 from the private placement to certain of the members of management of the Company (‘‘Insider Warrants’’) which is described in Note 4 (“Insider Warrants”). On March 30, 2011 the over-allotment option was partially exercised and the Company received an additional $822,180 net of transaction costs which is discussed in Note 3 (‘‘Initial Public Offering’’). The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Offering and Insider Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination. An amount of $33,462,180 (including the $2,310,000 of proceeds from the sale of Insider Warrants) was placed in a trust account (‘‘Trust Account’’) and is being held in cash in lieu of being invested in United States treasuries having a maturity of 180 days or less until the earlier of (i) the consummation of the Company’s first Business Combination, (ii) the Company’s failure to consummate a Business Combination within the prescribed time and (iii) the Common Stock trades at or below $7.75 per share, subject to certain criteria contained in the 10b5-1 plan, prior to the announcement of a Business Combination. A Business Combination was announced on September 19, 2012, terminating the 10b5-1 plan. As of that date, a total of 665,000 shares had been repurchased under the 10b5-1 plan at a total cost, including expenses, of $5,189,108. The placing of funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, prospective target businesses or other entities it engages, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to any monies held in the Trust Account, there is no guarantee that they will execute such agreements. Certain of the initial shareholders have agreed that they will be liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for services rendered, contracted for or products sold to the Company. However, there can be no assurance that they will be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, the interest earned on the Trust Account balance may be released to the Company to fund working capital requirements as well as for any amounts that are necessary to pay the Company’s tax obligations, if any.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired shares in the Offering (‘‘Public Shareholders’’) with the opportunity to redeem their public shares for a pro rata share of the Trust Account. In the event that shareholders owning more than 46.2% (as adjusted for purchases under the Company’s 10b5-1 Plan and the Tender Offer – see “Note 9 – Subsequent Events”) of the shares sold in the Offering exercise their redemption rights described below (provided, however, a potential target may make it a closing condition to the Business Combination that the Company have a certain amount of cash in excess of the minimum amount the Company is required to have pursuant to its organizational documents available at the time of closing, effectively reducing the redemption threshold in connection with the Business Combination or requiring the Company to obtain an alternative source of funding), and solely if the Company seeks a vote of its shareholders in connection with a Business Combination, a majority vote against the Business Combination, the Business Combination will not be consummated. The Memorandum and Articles of Association of the Company provide that a Public Shareholder, together with any affiliate or other person with whom such Public Shareholder is acting in concert or as a ‘‘group’’ (within the meaning of Section 13 of the Securities Act of 1934, as amended), will be restricted from voting rights with respect to an aggregate of more than 10% of the ordinary shares sold in the Offering (but only with respect to the amount over 10% of the ordinary shares sold in the Offering). Accordingly, all shares sold in the Offering beneficially owned by a Public Shareholder (or Shareholders if they are acting in a group) in excess of 10% shall be voted by the Company’s management in favor of a Business Combination. A ‘‘group’’ will be deemed to exists if Public Shareholders (i) file a Schedule 13D or 13G indicated the presence of a group or (ii) acknowledge to the Company that they are acting, or intend to act, as a group. All of the Company’s shareholders prior to the Offering, including all of the officers and directors of the Company (‘‘Initial Shareholders’’), have waived any redemption rights they may have in connection with the Business Combination.

With respect to a Business Combination which is consummated, any Public Shareholder can demand that the Company redeem his or her ordinary shares. Public Shareholders seeking redemption will have his or her shares redeemed for a pro rata share of the Trust Account (approximately $8.22 per share). Accordingly Public Shareholders holding up to 525,636 (as adjusted for purchases through December 31, 2012 under the Company’s 10b5-1 Plan and the Tender Offer – see “Note 9 – Subsequent Events”) of the aggregate number of shares owned by all Public Shareholders may seek redemption of their shares in the event of a Business Combination.

If the Company had not completed a Business Combination by March 24, 2013, which date was subsequently extended to September 24, 2013 (see “Note 9 - Subsequent Events”), the Company will liquidate and distribute its remaining assets, including the Trust Fund, to the Public Shareholders. In the event of liquidation, the Public Shareholders will be entitled to receive their pro rata share of the assets available for distribution. Subsequent to any liquidation, the Company shall continue as a shell company without the aforementioned voting safeguards applicable to it prior to the liquidation, subject to any applicable security laws and the corporate laws of the jurisdiction of incorporation.

On September 18, 2012 the Company entered into a letter of intent with a potential target for its business combination. Pursuant to the terms of the letter of intent, in the event the potential target terminated the letter of intent it would pay a termination fee to the Company of $2,500,000. On November 27, 2012, the potential target terminated the letter of intent; the Potential target paid the Company the termination fee on December 28, 2012.

The Company anticipates that in order to fund its working capital requirements, it may need to use all of the remaining funds not held in trust, the interest earned on the funds held in the trust account and that it may need to enter into contingent fee arrangements with its vendors. The Company may need to raise additional capital through loans or additional investments from its initial shareholders, officers, directors, or third parties. None of the initial shareholders, officers or directors is under any obligation advance funds to, or invest in, the Company. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2 - Significant Accounting Policies

Cash and Cash Equivalents

The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.

Restricted Cash and Cash Equivalents Held in Trust Account

The amounts held in the Trust Account represent substantially all of the proceeds remaining from the Public Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a Business Combination or to repurchase subunits under the Company’s Repurchase Program. The funds held in the Trust Account are invested primarily in a highly liquid mutual fund.

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (‘‘ASC 740’’). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition. The Company has identified the Cayman Islands as its only ‘‘major’’ tax jurisdiction, as defined. Based on the Company’s evaluation, it has been concluded that there are not significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on June 17, 2010, the evaluation was performed for the 2010, 2011 and 2012 tax years which will be the only periods subject to examination. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position.

The Company’s policy for recording interest and penalties associated with audits is to record such times as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the period from June 17, 2010 (inception) through December 31, 2012. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

The Company has received an undertaking from the Governor-in-Cabinet of the Cayman Islands that, in accordance with section 6 of the Tax Concessions Law (Revised) of the Cayman Islands, for a period of 20 years from the date of the undertaking, no law which is enacted in the Cayman Islands imposing any tax to be levied on profits, income, gains or appreciations shall apply to the Company or its operations and, in addition, that no tax to be levied on profits, income, gains or appreciations or which is in the nature of estate duty or inheritance tax shall be payable (i) on the Company’s securities or our debentures or other obligations or (ii) by way of the withholding in whole or in part of a payment of dividend or other distribution of income or capital by the Company to its security holders or a payment of principal or interest or other sums due under a debenture or other obligation.

Income (Loss) Per Share

The Company complies with accounting and disclosure requirements of FASB ASC 260, “Earnings Per Share.” Ordinary loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. Common shares subject to possible redemption at December 31, 2012 of 2,829,535 have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the trust earnings. Loss per share assuming dilution would give effect to dilutive options, warrants, and other potential ordinary shares outstanding during the period. The Company has not considered the effect of warrants to purchase 10,706,500 ordinary shares in the calculation of diluted loss per share, since the exercise of the warrants is contingent upon the occurrence of future events.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Initial Public Offering	12 Months Ended
Dec. 31, 2012
Initial Public Offering [Abstract]
Initial Public Offering [Text Block]

Note 3 - Initial Public Offering

On March 24, 2011 the Company sold 4,000,000 units (“Units”) at a price of $8.00 per unit in the Offering. Each unit consists of one ordinary share in the Company and one Redeemable Ordinary Share Purchase Warrant (‘‘Warrants’’). On March 30, 2011 the Company sold an additional 106,500 Units pursuant to a partial exercise of the over-allotment option granted to the underwriters, the remainder of the over-allotment option expired unexercised. Each Warrant entitles the holder to purchase one ordinary share at a price of $5.00 commencing on the later of our completion of a Business Combination and March 24, 2012 and expiring three years from the completion of a Business Combination. The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days notice (‘‘30-Day Redemption Period’’) while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $10.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption (‘‘Redemption Notice’’) is given, provided that a current registration statement is in effect (and a prospectus is available for use) with respect to the ordinary shares underlying such warrants at least five business days prior to the Redemption Notice and for the entire 30-Day Redemption Period (including the date of redemption). If the Company redeems the Warrants as described above, management will have the option to require any holder that wishes to exercise his Warrant to do so on a ‘‘cashless basis.’’ In such event, the holder would pay the exercise price by surrendering his Warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the Warrants, multiplied by the difference between the exercise price of the Warrants and the ‘‘fair market value’’ (defined below) by (y) the fair market value. The ‘‘fair market value’’ shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to holders of Warrants. In accordance with the warrant agreement relating to the Warrants sold and issued in the Offering the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant for cash and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the Warrant exercise. However, if the Company has not filed with the SEC a registration statement covering the ordinary shares issuable upon exercise of the Warrants and a prospectus relating to such ordinary shares by the 12-month anniversary of the consummation of the Initial Business Combination, commencing on that day, warrant holders may, until such time as there is an effective registration statement and during any period thereafter when the Company has failed to maintain an effective registration statement, exercise warrants on a cashless basis, provided that such cashless exercise is exempt from the registration requirements of the Securities Act. The Company does not believe that such an exemption is currently available.

The Company paid the underwriters in the Offering an underwriting discount of 3.5% ($1,149,820) of the gross proceeds of the Offering (including units sold in the partial exercise of the over-allotment option). The Company also issued a unit purchase option, for $100, to EarlyBirdCapital, Inc. (‘‘EBC’’) and its designees to purchase 400,000 units at an exercise price of $8.80 per unit. The units issuable upon exercise of this option are identical to the units sold in the Offering, with the exception of containing a provision for cashless exercise by EBC. The Company has accounted for the fair value of the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Offering resulting in a charge directly to shareholders’ equity. The Company estimates that the fair value of this unit purchase option on the date of issue was approximately $1,486,000 ($3.72 per unit) using a Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriter is estimated as of the date of grant using the following assumptions: (1) expected volatility of 54.1%, (2) risk-free interest rate of 2.625% and (3) expected life of 5 years. The unit purchase option may be exercised for cash or on a ‘‘cashless’’ basis, at the holder’s option (except in the case of a forced cashless exercise upon the Company’s redemption of the Warrants, as described above), such that the holder may use the appreciated value of the unit purchase option (the difference between the exercise prices of the unit purchase option and the underlying Warrants and the market price of the Units and underlying ordinary shares) to exercise the unit purchase option without the payment of any cash. The Company will have no obligation to net cash settle the exercise of the unit purchase option or the Warrants underlying the unit purchase option. The holder of the unit purchase option will not be entitled to exercise the unit purchase option or the Warrants underlying the unit purchase option unless a registration statement covering the securities underlying the unit purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the unit purchase option or underlying Warrants, the unit purchase option or Warrants, as applicable, will expire worthless.

Insider Warrants	12 Months Ended
Dec. 31, 2012
Insider Warrants [Abstract]
Insider Warrants [Text Block]

Note 4 - Insider Warrants

Simultaneously with the Offering, certain of the Initial Shareholders of the Company purchased 6,600,000 Insider Warrants at $0.35 per warrant (for an aggregate purchase price of $2,310,000) from the Company. All of the proceeds received from these purchases were placed in the Trust. The Insider Warrants are identical to the warrants underlying the Units sold in the Offering except that: (i) the Insider Warrants were purchased pursuant to an exemption from the registration requirements of the Securities Act, (ii) the Insider Warrants are non-redeemable and (iii) the Insider Warrants are exercisable on a ‘‘cashless’’ basis, in each case, if held by the initial holders or permitted assigns. The transfer restriction does not apply to transfers made pursuant to registration or an exemption that is occasioned by operation of law or for estate planning purposes, while remaining in escrow.

The Initial Shareholders and the holders of the Insider Warrants (or underlying ordinary shares) are entitled to registration rights with respect to their founding shares and Insider Warrants (or underlying ordinary shares) pursuant to an agreement signed March 16, 2011. The holders of the majority of the founding shares are entitled to demand that the Company register these shares at any time commencing three months prior to the first anniversary of the consummation of a Business Combination. The holders of the Insider Warrants (or underlying ordinary shares) are entitled to demand that the Company register these securities at any time after the Company consummates a Business Combination. In addition, the Initial Shareholders and holders of the Insider Warrants (or underlying ordinary shares) have certain ‘‘piggy-back’’ registration rights on registration statements filed after the Company’s consummation of a Business Combination.

Notes Payable to Shareholders	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 5 - Notes Payable to Shareholders

The Company issued, in aggregate, $150,000 principal amount of unsecured promissory notes to certain officers and Initial Shareholders on September 15, 2010. The notes were non-interest bearing and were payable on the earlier of September 15, 2011 or the consummation of the Offering. On March 23, 2011 the parties to the notes agreed to extend their payable date to include ten (10) business days following the Offering. The notes were repaid in full on March 31, 2011.

The Company issued an unsecured convertible debenture to Rampant Dragon, LLC, one of its shareholders, on February 27, 2012 in the amount of $15,000. The debenture accrues interest at a rate of 5.0% per annum. Principal and interest are payable, in the sole option of Rampant Dragon, LLC, in cash or warrants on the same terms and conditions as the Insider Warrants on the earlier of February 27, 2013 and the Business Combination. The Company issued an unsecured convertible debenture to BBS Capital Fund, LP, one of its shareholders, on April 30, 2012 in the amount of $42,000. The debenture accrues interest at a rate of 5.0% per annum. Principal and interest are payable, in the sole option of BBS Capital Fund, LP, in cash or warrants on the same terms and conditions as the Insider Warrants on the earlier of April 30, 2013 and the Business Combination. The Company issued an unsecured convertible debenture to Hauser Holdings, LLC, one of its shareholders, on July 23, 2012 in the amount of $42,000. The debenture accrues interest at a rate of 5.0% per annum. Principal and interest are payable, in the sole option of BBS Capital Fund, LP, in cash or warrants on the same terms and conditions as the Insider Warrants on the earlier of April 30, 2013 and the Business Combination. The debentures were repaid on January 18, 2013 (see “Note 9 - Subsequent Events”).

Commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]

Note 6 - Commitments

The Company granted the underwriter a 45 day option to purchase up to an additional 600,000 Units to cover over-allotments if any. On March 30, 2011, the underwriter exercised a portion of its option and purchased 106,500 additional Units of the Company. The remainder of the over-allotment option expired unexercised.

The Company presently occupies office space provided by an affiliate of the Company’s Executive Chairman and by an affiliate of the Company’s Special Advisors. Such affiliates have agreed that, until the Company consummates a Business Combination, they will make such office space, as well as certain office and secretarial services, available to the Company, as may be required by the Company from time to time. The Company has agreed to pay such affiliates an aggregate of $7,500 per month for such services commencing on March 16, 2011.

Pursuant to letter agreements executed March 16, 2011 with the Company and the underwriter, the Initial Shareholders have waived their right to receive distributions with respect to their founding shares upon the Company’s liquidation.

The Company has engaged EBC on a non-exclusive basis, to act as its advisor and investment banker in connection with its initial Business Combination to provide it with assistance in negotiating and structuring the terms of its initial Business Combination. The Company will pay EBC a cash fee of $1,120,000 for such services upon the consummation of its initial Business Combination.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 7 - Shareholders’ Equity

On October 4, 2010 the Company was authorized to issue 50,000,000 shares with a par value of $0.001 per share. On March 4, 2011 the Company’s shareholders approved an amendment to the Company’s Memorandum of Association increasing the number of shares authorized to 55,000,000 consisting of 50,000,000 ordinary shares and 5,000,000 preferred shares.

Ordinary Shares

In connection with the organization of the Company, on June 17, 2010, a total of 1,150,000 shares of the Company’s ordinary shares were sold to the Initial Shareholders at a price of $0.0217 per share for an aggregate of $25,000.

The number of ordinary shares held by the Initial Shareholders that was subject to forfeiture by such shareholders, if the over-allotment option was not exercised in full by the Underwriter, was 150,000 shares in order to maintain 20% of the Company’s issued and outstanding shares after the Offering as of March 24, 2011. On March 30, 2011, the underwriter exercised a portion of its over-allotment option. After the partial exercise and expiration of the over-allotment option 123,375 of the shares held by the Initial Shareholders were forfeited.

Beginning on June 15, 2011, the 10b5-1 plan has maintained a limit order of $7.75 per ordinary share as required by the plan. Between June 15, 2011 and December 31, 2012, the Company purchased 665,000 ordinary shares at $7.75 per share for a total of $5,153,750. Additionally, the Company paid $35,358 in commissions and expenses in conjunction with these purchases for a total of $5,189,108. The 10b5-1 plan terminated upon the announcement of a Business Combination on September 18, 2012.

Preferred Shares

On March 4, 2011, the Company’s shareholders approved an amendment to the Company’s Memorandum of Association authorizing the issuance of up to 5,000,000 preferred shares with a par value of $0.001 and such designation as may be determined by the Board of Directors of the Company from time to time.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 8 - Fair Value Measurements

The Company adopted ASC 820, “Fair Value Measurement” for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The adoption of ASC 820 did not have an impact on the Company’s financial position or results of operations. As of December 31, 2011, the fair value of all of the Company’s assets and liabilities were classified as Level 1. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 9 - Subsequent Events

On January 18, 2013, the Company repaid its outstanding debentures to Rampant Dragon, LLC, BBS Capital Fund, LP and Hauser Holdings, LLC in the amounts of $15,000, $42,000 and $42,000, respectively, plus accrued interest.

On February 25, 2013, the Company commenced a tender offer (the “Offer”) for up to 2,829,535 of its ordinary shares at approximately $8.22 per share (the then and current amount held in trust per share). The Offer expired on March 22, 2013. A total of 2,303,899 ordinary shares had been tendered representing $18,927,300. The funds were released from the Trust and paid to tendering shareholders on March 28, 2013. The tendered shares were canceled. Following the payment and cancelation of the tendered shares, 2,164,226 of the Company’s ordinary shares remained outstanding and $9,345,772 remained in the Trust.

As a result of the Offer and the tendered shares, the Company will now allow shareholders owning up to 46.2% of the Company’s currently outstanding shares sold in the IPO may exercise their redemption rights in connection with a Business Combination.

On March 6, 2013, the Company filed a proxy statement with the SEC in connection with a special meeting of shareholders held on March 22, 2013. The following Proposals (the “Proposals”) were approved at the meeting:

·	the proposal to amend the Company’s Articles of Association to permit the Company to liquidate the Trust Account on September 24, 2013 and to cause Article 156 to be of no further force or effect after the distribution of the Trust Account (the “Article Amendment Proposal”); and

·	the proposal to amend the agreement governing the Trust Account to extend the life of the Trust Account consistent with the Article Amendment Proposal (the “Extension”), and permit the Company to distribute the assets of the Trust Account to the holders of the Company’s ordinary shares issued in the Company’s initial public offering who wish to exercise their redemption rights in connection with the Extension.

On April 3, 2013 the Company announced the authorization of a previously announced one-time cash dividend of $0.10 per outstanding ordinary share (the “Special Dividend”). The record date for the Special Dividend was April 15, 2013 and the payment date was April 25, 2013.

Management evaluates subsequent events that have occurred after the balance sheet date through the date the financial statements were publically available to determine if events or transactions occurring require potential adjustment to or disclosure in the financial statements and has concluded that no other subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes to the financial statements except as discussed in this note.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted Cash and Cash Equivalents Held in Trust Account

The amounts held in the Trust Account represent substantially all of the proceeds remaining from the Public Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a Business Combination or to repurchase subunits under the Company’s Repurchase Program. The funds held in the Trust Account are invested primarily in a highly liquid mutual fund.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (‘‘ASC 740’’). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition. The Company has identified the Cayman Islands as its only ‘‘major’’ tax jurisdiction, as defined. Based on the Company’s evaluation, it has been concluded that there are not significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on June 17, 2010, the evaluation was performed for the 2010, 2011 and 2012 tax years which will be the only periods subject to examination. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position.

The Company’s policy for recording interest and penalties associated with audits is to record such times as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the period from June 17, 2010 (inception) through December 31, 2012. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

The Company has received an undertaking from the Governor-in-Cabinet of the Cayman Islands that, in accordance with section 6 of the Tax Concessions Law (Revised) of the Cayman Islands, for a period of 20 years from the date of the undertaking, no law which is enacted in the Cayman Islands imposing any tax to be levied on profits, income, gains or appreciations shall apply to the Company or its operations and, in addition, that no tax to be levied on profits, income, gains or appreciations or which is in the nature of estate duty or inheritance tax shall be payable (i) on the Company’s securities or our debentures or other obligations or (ii) by way of the withholding in whole or in part of a payment of dividend or other distribution of income or capital by the Company to its security holders or a payment of principal or interest or other sums due under a debenture or other obligation.

Earnings Per Share, Policy [Policy Text Block]

Income (Loss) Per Share

The Company complies with accounting and disclosure requirements of FASB ASC 260, “Earnings Per Share.” Ordinary loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. Common shares subject to possible redemption at December 31, 2012 of 2,829,535 have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the trust earnings. Loss per share assuming dilution would give effect to dilutive options, warrants, and other potential ordinary shares outstanding during the period. The Company has not considered the effect of warrants to purchase 10,706,500 ordinary shares in the calculation of diluted loss per share, since the exercise of the warrants is contingent upon the occurrence of future events.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Organization, Plan of Business Operations and Liquidity (Details Textual) (USD $)	6 Months Ended		12 Months Ended		30 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Assets Held-in-trust	$ 33,462,180			$ 33,462,180
Common Stock Market Price	$ 7.75			$ 7.75
Assets Held In Trust Maturity Description				An amount of $33,462,180 (including the $2,310,000 of proceeds from the sale of Insider Warrants) was placed in a trust account ( Trust Account'') and is being held in cash in lieu of being invested in United States treasuries having a maturity of 180 days or less until the earlier of (i) the consummation of the Company's first Business Combination, (ii) the Company's failure to consummate a Business Combination within the prescribed time and (iii) the Common Stock trades at or below $7.75 per share, subject to certain criteria contained in the 10b5-1 plan, prior to the announcement of a Business Combination. A Business Combination was announced on September 19, 2012, terminating the 10b5-1 plan
Stock Repurchased During Period, Shares				665,000
Purchase of shares under 10b5-1 plan	5,189,108	0	0	5,189,108	5,189,108
Common Stock, Voting Rights				The Memorandum and Articles of Association of the Company provide that a Public Shareholder, together with any affiliate or other person with whom such Public Shareholder is acting in concert or as a "group" (within the meaning of Section 13 of the Securities Act of 1934, as amended), will be restricted from voting rights with respect to an aggregate of more than 10% of the ordinary shares sold in the Offering (but only with respect to the amount over 10% of the ordinary shares sold in the Offering). Accordingly, all shares sold in the Offering beneficially owned by a Public Shareholder (or Shareholders if they are acting in a group) in excess of 10% shall be voted by the Company’s management in favor of a Business Combination. A "group" will be deemed to exists if Public Shareholders (i) file a Schedule 13D or 13G indicated the presence of a group or (ii) acknowledge to the Company that they are acting, or intend to act, as a group. All of the Company’s shareholders prior to the Offering, including all of the officers and directors of the Company ("Initial Shareholders"), have waived any redemption rights they may have in connection with the Business Combination.
Temporary Equity, Redemption Price Per Share			$ 8.22		$ 8.22
Maximum Shareholding For Seeking Redemption			525,636		525,636
Termination Fee			2,500,000
Proceeds From Issuance Of Private Placement		0	0	2,310,000	2,310,000
Additional Proceeds From Initial Public Offering				822,180
Business Combination Not Consummated Description				The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired shares in the Offering (‘‘Public Shareholders’’) with the opportunity to redeem their public shares for a pro rata share of the Trust Account. In the event that shareholders owning more than 46.2% (as adjusted for purchases under the Company’s 10b5-1 Plan and the Tender Offer – see “Note 9 – Subsequent Events”) of the shares sold in the Offering exercise their redemption rights described below (provided, however, a potential target may make it a closing condition to the Business Combination that the Company have a certain amount of cash in excess of the minimum amount the Company is required to have pursuant to its organizational documents available at the time of closing, effectively reducing the redemption threshold in connection with the Business Combination or requiring the Company to obtain an alternative source of funding), and solely if the Company seeks a vote of its shareholders in connection with a Business Combination, a majority vote against the Business Combination, the Business Combination will not be consummated.
Net Proceeds From Issuance Initial Public Offering				$ 30,566,234

Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,706,500
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,829,535

Initial Public Offering (Details Textual) (Unit [Member], USD $)	0 Months Ended		12 Months Ended
	Mar. 30, 2011	Mar. 24, 2011	Dec. 31, 2011
Unit [Member]
Sale of Stock, Number of Shares Issued in Transaction	106,500	4,000,000
Sale of Stock, Price Per Share		$ 8
Investment Warrants, Exercise Price	$ 5
Warrant Redemption Price	$ 0.01
Sale Price Of Ordinary Share	$ 10.5
Underwriting Discount Percentage			3.50%
Underwriting Discount			$ 1,149,820
Unit Purchase Option Price			$ 100
Unit Purchase Option Grant Date Fair Value			$ 1,486,000
Unit Purchase Option Grant Date Fair Value Per Unit			$ 3.72
Fair Value Assumptions, Expected Volatility Rate			54.10%
Fair Value Assumptions, Risk Free Interest Rate			2.63%
Fair Value Assumptions, Expected Term			5 years
Unit Purchase Option Exercise Price			$ 8.8
Unit Purchase Option Units Issued			400,000

Insider Warrants (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2011
Warrants Issued In Private Placement	6,600,000
Price Per Warrant	$ 0.35
Proceeds from private placement of insider warrants	$ 2,310,000

Notes Payable to Shareholders (Details Textual) (USD $)	Sep. 15, 2010	Feb. 27, 2012 Rampant Dragon Llc [Member]	Apr. 30, 2012 Bbs Capital Fund Lp [Member]	Jul. 23, 2012 Hauser Holdings Llc [Member]
Debt Instrument, Face Amount	$ 150,000	$ 15,000	$ 42,000	$ 42,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%	5.00%	5.00%

Commitments (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	600,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised	106,500
Rental and Secretarial Service Fee Related Party	$ 7,500
Business Acquisition, Cost of Acquired Entity, Transaction Costs	$ 1,120,000

Shareholders' Equity (Details Textual) (USD $)	0 Months Ended	6 Months Ended			12 Months Ended		30 Months Ended
	Mar. 24, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 14, 2011	Mar. 30, 2011	Oct. 04, 2010
Ordinary shares, shares authorized			50,000,000		50,000,000	50,000,000	50,000,000			50,000,000
Ordinary shares, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001	$ 0.001			$ 0.001
Post Amendment Stock Authorized						55,000,000
Preferred shares, shares authorized			5,000,000		5,000,000	5,000,000	5,000,000
Stock Issued During Period Shares New Issues Gross		1,150,000
Issue Price Per Ordinary Share		$ 0.02174
Ordinary shares issued June 17, 2010 (inception) at $0.02174 per share for cash				$ 25,000
Stock Repurchase Program Shares Repurchased			665,000
Share Price Under Stock Repurchase Program			$ 7.75
Stock Repurchase Program Repurchased Shares Value			5,153,750
Payments for Commissions			35,358
Purchase of shares under 10b5-1 plan			$ 5,189,108	$ 0	$ 0	$ 5,189,108	$ 5,189,108
Shares Issued To Initial Shareholders	150,000
Outstanding Shares Percentage	20.00%
Shares Issued To Initial Shareholders Forfeited									123,375
Ordinary Share Price								$ 7.75

Subsequent Events (Details Textual) (USD $)	6 Months Ended		12 Months Ended		30 Months Ended	0 Months Ended			12 Months Ended	0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 28, 2013 Subsequent Event [Member]	Mar. 22, 2013 Subsequent Event [Member]	Feb. 25, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Jan. 18, 2013 Rampant Dragon Llc [Member] Subsequent Event [Member]	Jan. 18, 2013 Bbs Capital Fund Lp [Member] Subsequent Event [Member]	Jan. 18, 2013 Hauser Holdings Llc [Member] Subsequent Event [Member]
Repayments of Convertible Debt										$ 15,000	$ 42,000	$ 42,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased								2,829,535
Stock Repurchase Program Share Price								$ 8.22
Stock Repurchased During Period, Shares				665,000				2,303,899
Purchase of shares under 10b5-1 plan	5,189,108	0	0	5,189,108	5,189,108	18,927,300
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased							2,164,226
Stock Repurchase Program, Remaining Authorized Repurchase Amount							$ 9,345,772
Stock Repurchase Program, Shareholder's Share After Repurchase							46.20%
Dividends Payable, Date Declared									Apr 3, 2013
Dividends Payable, Amount Per Share									$ 0.1
Dividends Payable, Date of Record									Apr 15, 2013
Dividends Payable, Date to be Paid									Apr 25, 2013